Short Term Interest-Bearing Bank Deposits	6 Months Ended
Jun. 30, 2023
Short Term Interest-Bearing Bank Deposits [Abstract]
SHORT TERM INTEREST-BEARING BANK DEPOSITS

NOTE 4 – SHORT TERM INTEREST-BEARING BANK DEPOSITS

	June 30,	December 31,
(in thousands)	2023	2022
Bank deposits in U.S.$ (annual average interest rates 5.94% and 0.3%)	$6,165	$299
Bank deposits in NIS (annual average interest rates 4.31%)	19,278	-
Total short-term deposits	$25,443	$299